Operating Segments (Details) - Schedule Additions to Non-Current Assets	6 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Additions to non-current assets:
Property, plant and equipment	RM 30,000,000		RM 72,383,744
Revenue
Total revenue	31,622,948	$ 6,882,034	123,521,552
Inter-segment revenue
Revenue from external parties	31,622,948	6,882,034	123,521,552
Results
Loss before interest, depreciation and tax	(1,681,591)		21,023,714
Depreciation of:
- property, plant and equipment	(35,152,128)		(7,284,888)
- right-of-use assets	(62,286)		(63,710)
Amortisation of intangible asset	(26,719,984)	(5,815,013)	(11,468,240)
Finance income/(cost), Net	823,205		219,930
Profit/(Loss) before tax	(62,792,784)	(13,665,459)	2,426,806
Tax expense	12,927,194		2,505,942
Loss for the period	(49,865,590)	$ (10,852,141)	4,932,748
IoT [Member]
Additions to non-current assets:
Property, plant and equipment	30,000,000		72,383,744
Revenue
Total revenue	31,622,948		123,521,552
Inter-segment revenue
Revenue from external parties	31,622,948		123,521,552
Results
Loss before interest, depreciation and tax	(798,818)		22,526,939
Depreciation of:
- property, plant and equipment	(35,152,128)		(7,284,888)
- right-of-use assets	(62,286)		(63,710)
Amortisation of intangible asset	(26,719,984)		(11,468,240)
Finance income/(cost), Net	106,837		200,758
Profit/(Loss) before tax	(62,626,379)		3,910,859
Tax expense	12,943,862		2,509,371
Loss for the period	(49,682,517)		6,420,230
Investment holding and others [Member]
Additions to non-current assets:
Property, plant and equipment
Revenue
Total revenue
Inter-segment revenue
Revenue from external parties
Results
Loss before interest, depreciation and tax	(882,773)		(1,503,225)
Depreciation of:
- property, plant and equipment
- right-of-use assets
Amortisation of intangible asset
Finance income/(cost), Net	716,368		19,172
Profit/(Loss) before tax	(166,405)		(1,484,053)
Tax expense	(16,668)		(3,429)
Loss for the period	RM (183,073)		RM (1,487,482)